Other Borrowings Schedule of Advances from the FHLB (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Advances from Federal Home Loan Banks, Including Unamortized Premium	$ 2,353,000	$ 3,030,620
Securities Sold under Agreements to Repurchase	0	142,401
Notes Payable	24,000	0
Other Borrowings	2,377,000	3,173,021
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	2,353,000	2,412,858
Federal Home Loan Bank, Advances, Maturities Summary, Convertible	0	17,000
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate	0	600,500
Advances from Federal Home Loan Banks	2,353,000	3,030,358
Federal Home Loan Bank Advances, Unamortized Premium	0	262
Securities Sold Under Agreements to Repurchase, Unamortized Premium	$ 0	$ 78
Federal Home Loan Bank Borrowings, Percentage of Bank Assets	35.00%	30.00%
Fixed-rate Advance [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	1.60%	2.05%
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.00%	4.24%
Overnight Advance [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate	0.00%	0.36%